Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
Description	Level	December 31, 2021	September 30, 2022
Assets:
Cash and marketable securities held in Trust Account	1	$172,580,609	$105,664,618

Liabilities:
Warrant Liabilities – Public Warrants	1	5,180,136	1,035,000
Warrant Liabilities – Private Placement Warrants	3	3,131,574	624,000
Working Capital Loan	3	—	528,300

Description	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$172,580,609

Liabilities:
Warrant Liabilities – Public Warrants	1	5,180,136
Warrant Liabilities – Private Placement Warrants	3	3,131,574

Schedule of provides quantitative information regarding Level 3 fair value measurements
	As of September 30, 2022	As of December 31, 2021
Stock price	$10.05	$9.84
Strike price	$11.50	$11.50
Volatility	3.0%	12.2%
Risk-free rate	4.20%	1.17%
Probability of Business Combination occurring	50%	75%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.12	$0.60
	As of September 30, 2022	As of June 30, 2022	As of April 1, 2022	As of January 31, 2022
Stock price	$10.05	$9.99	$9.94	$9.87
Strike price	$11.50	$11.50	$11.50	$11.50
Volatility	0.0%	10.1%	3.8%	9.1%
Risk-free rate	4.01%	2.98%	2.40%	2.40%
Probability of Business Combination occurring	50%	75%	75%	75%
Dividend yield	0.0%	0.0%	0.0%	0.0%

	At January 11, 2021 (Initial Measurement)	As of December 31, 2021
Stock price	$9.64	$9.84
Strike price	$11.50	$11.50
Volatility	14.1%	12.2%
Risk-free rate	0.56%	1.17%
Probability of Business Combination occurring	75%	75%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.72	$0.60

Schedule of change in the fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 11, 2021	3,744,000	6,210,000	9,954,000
Change in valuation inputs or other assumptions	(832,000)	(1,380,000)	(2,212,000)
Transfer to Level 1	—	(4,830,000)	(4,830,000)
Fair value as of March 31, 2021	2,912,000	—	2,912,000
Change in valuation inputs or other assumptions	988,000	—	988,000
Fair value as of June 30, 2021	3,900,000	—	3,900,000
Change in valuation inputs or other assumptions	(513,926)	—	(513,926)
Fair value as of September 30, 2021	$3,386,074	$—	$3,386,074
Private Placement
Fair value as of January 1, 2022	$3,131,574
Change in fair value	(2,403,574)
Fair value as of March 31, 2022	728,000
Change in fair value	(157,111)
Fair value as of June 30, 2022	570,889
Change in fair value	53,111
Fair value as of September 30, 2022	$624,000
Working Capital Loan
Fair value as of January 1, 2022	$—
Initial measurement at January 31, 2022 – $350,000 draw	264,900
Change in fair value	(5,400)
Fair value as of March 31, 2022	259,500
Initial measurement at April 1, 2022 – $112,500 draw	83,396
Initial measurement at June 30, 2022 – $250,000 draw	184,807
Change in fair value	(1,003)
Fair value as of June 30, 2022	526,700
Initial measurement at September 30, 2022 – $360,000 draw	177,331
Change in fair value	(175,731)
Fair value as of September 30, 2022	$528,300

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 11, 2021	3,744,000	6,210,000	9,954,000
Change in fair value	(612,426)	(1,380,000)	(1,992,426)
Transfer to Level 1	—	(4,830,000)	(4,830,000)
Fair value as of December 31, 2021	3,131,574	—	3,131,574